Commodity Derivative Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Derivative Instruments

($ millions)	2020	2019
Realized gains	245.7	43.4
Unrealized losses	(52.4)	(104.4)
Commodity derivative gains (losses)	193.3	(61.0)